SUBSEQUENT EVENTS (Tables)	9 Months Ended
Sep. 30, 2021
Credit Derivatives [Line Items]
SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the total purchase price and purchase price allocation:

U.S. dollars in thousands
Unaudited

Cash payment	2,500
Consideration in Shares	1,699
Fair value of convertible promissory note	4,989
Total purchase price	9,188

Cash and cash equivalents	73
Trade receivables	66
Property and equipment, net	183
Security deposit	3
Technology intangible asset	1,500
Total identifiable assets	1,825

Accounts payable	(82)
Deferred tax liability	(315)
Due to related party	(1)
Total liability assumed	(398)

Total goodwill	7,761

SCHEDULE OF UNAUDITED PRO FORMA RESULTS OF OPERATION
	Nine months ended September 30,	Year ended December 31,
	2021	2020
	(unaudited)
Revenues	$7,866	$5,164
Net loss	(24,552)	(17,603)
Basic and diluted net loss per share	(0.04)	(0.04)

Monte Carlo Simulation Model [Member]
Credit Derivatives [Line Items]
SCHEDULE OF PURCHASES PRICE ALLOCATION OF CONVERSION

The Optional / Maturity Conversion (scenario 1) was estimated by the appraiser using the Monte Carlo Simulation Model based on the following parameters:

April 19, 2021
Risk-free interest rate	0.54%
Expected term (years)	3.94
Volatility	164.02%
Share price	0.058
Conversion price	*
Fair value	$5,101

●	The lower of (i) 0.05 (ii) the volume weighted average price (VWAP) of the last 20 trading days for the Ordinary Stock as reported in the OTC market prior to the conversion.

Monte Carlo Simulations Model [Member]
Credit Derivatives [Line Items]
SCHEDULE OF PURCHASES PRICE ALLOCATION OF CONVERSION

The Mandatory Conversion (scenario 2) was estimated by the appraiser using the Monte Carlo Simulation Model based on the following parameters:

April 19, 2021
Risk-free interest rate	0.54%
Expected term (years)	0.04
Volatility	112.1%
Share price	0.058
Conversion price	*
Fair value	$4,976

●	The lower of (i) 0.05 (ii) the volume weighted average price (VWAP) of the last 20 trading days for the Ordinary Stock as reported in the OTC market prior to the conversion.